Income Taxes Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Tax Disclosure [Abstract]
Taxes on income at U.S. statutory rate	$ 21.2	$ 56.7	$ 83.2		$ 70.1		$ 67.6
State and local taxes, net of federal tax benefit	4.2	9.9	7.6		13.4		13.1
Effect of foreign operations	2.2	1.7	4.0		2.2		3.4
Effective Income Tax Rate Reconciliation, Tax Settlement, Amount			0		0		3.8
Reversal of deferred tax liability	(232.3)	0
Other, net	1.8	2.2	1.8	[1]	3.3	[1]	(0.1)	[1]
Provision for income taxes	$ (202.9)	$ 70.5	$ 96.6		$ 89.0		$ 87.8

[1]	(a)For 2012, other primarily reflects a charge related to the Company’s domestic production deduction.